Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 31, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A of DWS Diversified International Equity Fund, DWS Emerging Markets Equity Fund, DWS Latin America Equity Fund and DWS World Dividend Fund (the “Funds”), each a series of DWS International Fund, Inc. (Reg. Nos. 02-14400 and 811-00642)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 129 (the “Amendment”) under the Securities Act of 1933, as amended (the “Securities Act”), to the Registration Statement on Form N-1A of DWS International Fund, Inc. (the “Corporation”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 2, 2011, in Post-Effective Amendment No. 126 to the Registration Statement of the Corporation.

The Amendment is being filed under paragraph (b) of Rule 485 to (i) respond to certain comments of the Staff of the Commission received via telephone conference calls on January 19, 2012 and January 25, 2012, which comments are set forth together with the Funds’ replies in a separate written correspondence filed with the Commission on January 30, 2012; (ii) bring the Funds’ financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act; and (iii) make certain other non-material changes.  Pursuant to Rule 485(b), the Corporation has designated on the facing sheet to its Registration Statement that the Amendment become effective on February 1, 2012.  No fees are required in connection with these filings.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           Elizabeth Reza, Ropes & Gray LLP